SEI EXCHANGE TRADED FUNDS

SEI DBi Multi-Strategy Alternative ETF
(the "Fund")

Supplement Dated August 21, 2026
to the Prospectus dated July 31, 2026 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Daisy Lac is hereby added as a portfolio manager to the Fund. Accordingly, the Prospectus is hereby updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the second paragraph and the table thereunder are hereby deleted and replaced with the following:

The following portfolio managers are primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Predecessor Fund	Primary Title with the Investment Adviser
Radoslav Koitchev	Since 2023	Portfolio Manager
Daisy Lac*	Since 2026	Portfolio Manager

* Ms. Lac was not a Portfolio Manager with the Predecessor Fund.

In addition, in the section titled "Management," under the heading titled "Investment Adviser," the last two paragraphs are hereby deleted and replaced with the following:

The following portfolio managers are primarily responsible for the management and oversight of the Fund, as described above.

Radoslav Koitchev serves as Portfolio Manager for the Fund. Mr. Koitchev has served as a Portfolio Manager within the Investment Management Team for SIMC since April 2014. Mr. Koitchev joined SEI in June of 2009.

Daisy Lac serves as Portfolio Manager for the Fund. Ms. Lac is a portfolio manager on SEI's Fixed Income Portfolio Management team. Ms. Lac joined SEI in 2007.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1648 (08/26)

SEI EXCHANGE TRADED FUNDS

SEI DBi Multi-Strategy Alternative ETF
(the "Fund")

Supplement Dated August 21, 2026
to the Statement of Additional Information, dated July 31, 2026 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Daisy Lac is hereby added as a portfolio manager to the Fund. Accordingly, the SAI is hereby updated as follows:

In the section titled "Investment Advisory Services," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the information related to "Ownership of Fund Shares" is hereby deleted and replaced with the following:

Ownership of Fund Shares. As of June 30, 2026, the portfolio managers did not beneficially own shares of the Fund.

In addition, under the same sub-heading, the information related to "Other Accounts" is hereby deleted and replaced with the following:

Other Accounts. As of June 30, 2026, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Radoslav Koitchev	2	$433.76	3	$2,860.30	0	$0
Daisy Lac	0	$0	0	$0	0	$0

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1649 (08/26)